SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Intangible assets, Amount	$ 5,969,549	$ 1,173,272
Intangible assets, Accumulated Amortization	357,482	117,900
Intangible assets, Net Amount	5,612,067	1,055,372
Customer Contracts [Member]
Intangible assets, Amount	611,119	611,119
Intangible assets, Accumulated Amortization	92,818	62,262
Intangible assets, Net Amount	$ 518,301	$ 548,857
Intangible assets, Useful Lives (years)	10 years	10 years
Sensum License [Member]
Intangible assets, Amount	$ 234,545	$ 272,545
Intangible assets, Accumulated Amortization	38,227	31,250
Intangible assets, Net Amount	$ 196,318	$ 241,295
Intangible assets, Useful Lives (years)	10 years	10 years
Patents and Trademarks [Member]
Intangible assets, Amount	$ 417,598	$ 264,321
Intangible assets, Accumulated Amortization	39,158	23,671
Intangible assets, Net Amount	$ 378,439	$ 240,650
Patents and Trademarks [Member] | Minimum [Member]
Intangible assets, Useful Lives (years)	7 years	7 years
Patents and Trademarks [Member] | MaximumMember
Intangible assets, Useful Lives (years)	15 years	15 years
SensumMfg Contract [Member]
Intangible assets, Amount	$ 4,681,000	$ 272,545
Intangible assets, Accumulated Amortization	184,975	31,250
Intangible assets, Net Amount	$ 4,496,026	$ 241,295
Intangible assets, Useful Lives (years)	10 years	10 years
VeseleTrademark [Member]
Intangible assets, Amount	$ 25,287	$ 25,287
Intangible assets, Accumulated Amortization	2,304	717
Intangible assets, Net Amount	$ 22,983	$ 24,570
Intangible assets, Useful Lives (years)	10 years	10 years